SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	¥ 67,544	¥ 66,793
Accumulated amortization	(25,102)	(21,711)
Finite-Lived Intangible Assets, Net	14,294	16,934
Accumulated impairment loss	(28,148)	(28,148)
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	16,860	16,109
Accumulated amortization	(11,627)	(9,833)
Finite-Lived Intangible Assets, Net	¥ 5,233	¥ 6,276
Weighted average amortization period	7 years 2 months 12 days	7 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	¥ 2,882	¥ 2,882
Accumulated amortization	(2,819)	(2,787)
Finite-Lived Intangible Assets, Net	¥ 63	¥ 95
Weighted average amortization period	4 years	4 years
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	¥ 14,865	¥ 14,865
Accumulated amortization	(3,027)	(2,608)
Finite-Lived Intangible Assets, Net	¥ 1,364	¥ 1,783
Weighted average amortization period	7 years 2 months 12 days	7 years 2 months 12 days
Accumulated impairment loss	¥ (10,474)	¥ (10,474)
Non Compete Arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	805	805
Accumulated amortization	(260)	(254)
Finite-Lived Intangible Assets, Net		¥ 6
Weighted average amortization period	3 years 9 months 18 days	3 years 9 months 18 days
Accumulated impairment loss	¥ (545)	¥ (545)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	15,000	15,000
Accumulated amortization	(3,448)	(2,625)
Finite-Lived Intangible Assets, Net	¥ 5,966	¥ 6,789
Weighted average amortization period	10 years	10 years
Accumulated impairment loss	¥ (5,586)	¥ (5,586)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	8,472	8,472
Accumulated amortization	(1,698)	(1,381)
Finite-Lived Intangible Assets, Net	¥ 1,668	¥ 1,985
Weighted average amortization period	8 years 10 months 24 days	8 years 10 months 24 days
Accumulated impairment loss	¥ (5,106)	¥ (5,106)
Order or Production Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	8,660	8,660
Accumulated amortization	(2,223)	(2,223)
Finite-Lived Intangible Assets, Net
Weighted average amortization period	7 years 2 months 12 days	4 years
Accumulated impairment loss	¥ (6,437)	¥ (6,437)